CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments) (Details) MMBTU in Thousands, t in Millions, m³ in Millions									1 Months Ended	12 Months Ended				13 Months Ended
	Dec. 31, 2021 USD ($) MW	Dec. 30, 2019 MMBTU	Mar. 05, 2019 USD ($) payment	May 09, 2018 MMBTU	Apr. 24, 2017 MW	Jun. 30, 2008 USD ($) m³	Mar. 31, 2008 electrical_plant	Dec. 20, 2000 electrical_plant	Mar. 31, 2017	Dec. 31, 2021 USD ($) t MW m³	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2006 distributor MW	Jun. 30, 2019 USD ($)	Dec. 13, 2019 payment	Feb. 13, 2019 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Number of electrical plants terminated | electrical_plant							2
Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term					25 years
Long-term contract for purchase of electric power, electrical demand | MW					699
Percentage of electricity needs supplied					78.00%
Guarantor obligations, outstanding	$ 61,800,000									$ 61,800,000
Iberdrola Energia Monterey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term								25 years
Long-term contract for purchase of electric power, electrical demand | MW	51.7									111.2
Percentage of electricity needs supplied										7.00%
Long-term contract for purchase of electric power, credit (per megawatt)										$ 750,000
Long-term contract for purchase of electric power, credit										83,400,000
Long-term contract for purchase of electric power, discount										$ 15,000,000
Short-term contract for purchase of electric power, percentage discount on contract										2.50%
Ternium Mexico S.A. de C.V.
Disclosure of contingent liabilities [line items]
Number of electrical plants | electrical_plant								4
Gas Industrial de Monterrey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 17,000,000
Guarantor obligations, amount	16,600,000									$ 16,600,000
Long-term purchase commitment, obligations outstanding	11,500,000									11,500,000
Praxair Mexico | Minimum Annual Oxygen Consumption
Disclosure of contingent liabilities [line items]
Long-term purchase commitment , minimum annual consumption, amount						$ 4,500,000
Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Border Pipeline L.L.C.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of natural gas transportation, period				10 years
Long-term contract for purchase of natural gas transportation, capacity | MMBTU				60
Long-term contract for purchase of natural gas transportation, amount	3,700,000									3,700,000
Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Gas Natural de México S. de R.L. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of natural gas transportation, period		15 years
Long-term contract for purchase of natural gas transportation, capacity | MMBTU		31
Long-term contract for purchase of natural gas transportation, amount	4,800,000									4,800,000
Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, obligations outstanding	206,700,000									$ 206,700,000
Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term													15 years
Long-term contract for purchase of electric power, electrical demand | MW													200
Number of distributors | distributor													24
GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, period for maintenance services of turbines									20 years
Companhia Distribuidora de Gás do Rio de Janeiro
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required										85.00%
LSI Logistica S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	7,200,000
Public utilities inventory, fuel | Air Liquide Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount										$ 16,200,000
Industrial Gas | Praxair Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 421,000,000
Long-term purchase commitment , minimum annual consumption, volume | m³						96.0
Industrial Gas | Air Liquide Brasil Ltda., AirSteel Ltda., White Martins Gases Industriais Ltda., White Martins Steel Ltda. and ThyssenKrupp MinEnergy GmbH
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	202,000,000
Iron Ore, Pellets and Iron Ore Fines | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required										80.00%
Long-term purchase commitment, amount										$ 890,000,000
Iron Ore, Pellets and Iron Ore Fines | Vale S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, total purchased volume | t										8.0
Turbine Maintenance | GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount										$ 138,300,000
Maintenance Services | Primetals Technologies Brazil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount										44,700,000
Natural Gas | Tecpetrol
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount										82,600,000
Natural Gas | Transportadora de Gas del Norte S.A. and Energy Consulting Services S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount										20,600,000
Natural Gas | Companhia Distribuidora de Gás do Rio de Janeiro
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount										$ 24,100,000
Long-term purchase commitment, renewal period										2 years
Long-term purchase commitment, volume | m³										61.3
Ternium S.A. | Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding	99,200,000									$ 99,200,000
Guarantor obligations, percentage										48.00%
Techgen S.A. de C.V. | Syndicated Loan
Disclosure of contingent liabilities [line items]
Original principal amount																$ 640,000,000
Borrowings outstanding	46,800,000									$ 46,800,000
Techgen S.A. de C.V. | Syndicated Loan | Financial Guarantee
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding	$ 22,400,000									$ 22,400,000
Techgen S.A. de C.V. | Syndicated Loan | Financial Guarantee
Disclosure of contingent liabilities [line items]
Number of stand-by letters of credit	2									2
Guarantor obligations, percentage										48.00%
Scenario one | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required										80.00%
Long-term purchase commitment, percentage of penalty										7.00%
Scenario one | Bottom of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated										70.00%
Scenario one | Top of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated										75.00%
Scenario two | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required										80.00%
Long-term purchase commitment, percentage of penalty										15.00%
Scenario two | Bottom of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated										70.00%
Ternium Mexico Syndicated Loan Due June 2023
Disclosure of contingent liabilities [line items]
Original principal amount	$ 1,000,000,000									$ 1,000,000,000							$ 1,000,000,000
Number of loan payments | payment															8
Borrowings, net senior leverage ratio	350.00%									350.00%
Line of credit facility, disbursed												$ 400,000,000		$ 600,000,000
Borrowings outstanding	$ 250,000,000									$ 250,000,000
Ternium Investments Syndicated Loan
Disclosure of contingent liabilities [line items]
Original principal amount			$ 1,500,000,000
Number of loan payments | payment			8
Borrowings outstanding	$ 375,000,000									$ 375,000,000
Repayments of non-current borrowings											$ 725,000,000	$ 375,000,000
Ternium Investments Syndicated Loan | Ternium Investments S.a.r.l.
Disclosure of contingent liabilities [line items]
Debt instrument, term			5 years